Taxes on Income (Tables)	12 Months Ended
Dec. 31, 2022
Taxes on Income [Abstract]
Schedule of statements of comprehensive loss
	Year ended December 31,
	2022	2021	2020

Pre-tax loss as reported in the statements of comprehensive loss	24,962	26,490	13,566
Corporate tax rate	23%	23%	23%

Theoretical tax savings	5,741	6,093	3,120
Non-deductible expenses	(266)	(770)	(1,010)
Differences in measurement base	493	(21)	874
Losses and timing differences in respect of which no deferred taxes were recorded	(5,968)	(5,302)	(2,984)
Tax expenses in respect of the reported year	-	-	-